Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense	Composition of income tax expense
	For the years ended December 31,
	2021	2022	2023
Current	762,067	58,664	216,120
Deferred	(91,091)	(10,273)	2,903,456
Total income tax expenses	670,976	48,391	3,119,576

Schedule of Reconciliation of Effective Income Tax Rate	A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:
	For the years ended December 31,
	2021	2022	2023
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	28.1%	6.0%	0.3%
Effect of non-taxable gain (1)	(381.2)%	-	-
Effect of non-taxable loss (2)	-	47.7%	5.6%
Effect of favorable tax rates on small-scale and low-profit entities	-	(5.3)%	(0.9)%
Change of valuation allowance	401.0%	(22.8)%	23.0%
Effective tax rate	72.9%	50.5%	53.1%
（1）	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.
（2）	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.

Schedule of Significant Components of the Deferred Tax Assets	The significant components of the deferred tax assets are summarized below:
	As of December 31,
	2022	2023
Deferred tax assets:
Net operating loss carry-forwards	4,340,076	7,872,413
Allowance of doubtful accounts	-	16,284,573
Less: valuation allowance	(1,436,620)	(24,156,986)
Net deferred tax assets	2,903,456	-

Schedule of the Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of December 31,
	2022	2023
Balance at beginning of the year	3,688,042	1,436,620
Acquisition of subsidiaries	2,689	-
Disposal of a subsidiary	-	(389,311)
Additions	433,412	23,533,326
Decrease	(2,687,523)	(423,649)
Balance at end of the year	1,436,620	24,156,986

Schedule of Net Operating Loss Carryforwards	As of December 31, 2023, the net operating loss carryforwards will expire, if unused, as follows:
Net operating loss carryforwards
2024	8,859,516
2025	2,348,849
2026	2,693,455
2027	1,013,604
2028	81,668,725
Total	96,584,149